PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 9,629	$ 9,366
Accumulated depreciation	4,982	3,401
Depreciated cost	4,647	5,965
Depreciation	1,593	1,484	$ 1,106
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,346	1,198
Accumulated depreciation	958	690
Laboratory equipment and office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	5,752	5,691
Accumulated depreciation	3,369	2,399
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,531	2,477
Accumulated depreciation	655	312
Obsolete property and equipment and certain nonfunctional Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	12	230
Accumulated depreciation	$ 12	$ 230